Finance Costs	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Finance Costs [Abstract]
Finance costs
24	Finance costs

The components of finance costs were as follows:

	Three months ended December 31,		Nine months ended December 31,
(In USD)	2023	2022	2023	2022
Finance costs -other than related parties
Interest on vehicle loans	$97,341	$100,486	$288,279	$510,561
Interest on finance leases	152,659	203,115	469,140	637,164
Interest on subcontractor liability	23,435	73,261	70,585	73,261
Change in fair value of preferred stock warrant	5,704,739	210,123	5,284,494	840,490
Change in fair value of convertible promissory note	-	308,832	-	308,832
Discount on issue of unsecured convertible note	632,595	-	632,595	-
Change in fair value of unsecured convertible note	1,732,589	-	1,732,589	-
Change in fair value of derivative financial instrument	-	-	3,465,293	-
Interest on promissory note	-	126,575	-	126,575
Note issue expenses	-	-	1,564,210	-
Bank charges	4,990	32,181	28,920	67,047
Other borrowings cost	44,122	241,872	92,727	298,772
Total	8,392,470	1,296,445	13,628,832	2,862,702

Finance costs -to related parties
Interest on vehicle loans	$12,426	$10,674	$38,203	$79,081
Total	12,426	10,674	38,203	79,081

23	Finance costs

The components of finance costs were as follows:

(In USD) Year ended	March 31, 2023	March 31, 2022
Finance costs – other than related parties
Interest on vehicle loans	$620,211	$1,757,068
Interest on finance leases	844,424	1,046,991
Interest on subcontractor liability	96,762	—
Change in fair value of preferred stock warrant	—	455,265
Change in fair value of convertible promissory note	944,727	—
Change in fair value of senior subordinated convertible promissory notes	9,312,177	—
Change in fair value of derivative financial instrument	14,373,856	—
Note issue expenses	961,628	—
Bank charges	85,434	66,218
Other borrowings cost	331,533	25,535
Total	27,570,752	3,351,077
Finance costs – to related parties
Interest on vehicle loans	$64,844	$110,714
Total	64,844	110,714